                                                                     [NACo LOGO]
                                      NACo
                                    VARIABLE
                                    ACCOUNT

                                 Annual Report
                                       to
                     Participants and Retired Participants

                               December 31, 1995

                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

                                                               [NATIONWIDE LOGO]

                               [NATIONWIDE LOGO]


                     [photo of Peter F. Frenzer, President]

                              PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to bring you the 1995 annual report of the NACo Variable Account.

Both equity and fixed income investments turned in a stellar performance during 1995. The major market indices ended the year fully one-third or more higher than their levels at the beginning of the year. These results equate directly to the returns enjoyed by our variable annuity participants and contract owners.

Low interest rates and modest inflation should provide a continued favorable environment for stocks and fixed income investments during 1996. Slowing levels of economic activity and uncertainty about corporate profits may, however, dampen a repeat of the strong 1995 market performance. The diverse offering of investment options within your contract should enable you to take advantage of changing market conditions.

The year 1995 was a record-setting sales year for our variable investment products. For this we thank you, our valued customer, for your confidence in the Nationwide Insurance Enterprise and in our products. Please do not hesitate to let us know how we can better serve your financial planning and retirement needs.

                          /s/ Peter F. Frenzer

                          Peter F. Frenzer, President

Contents

HOW TO READ THE ANNUAL REPORT........................................    5
  Explanation on how to read and understand
  the various financial reports

FUND PERFORMANCES....................................................    6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY.........    8

STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY...........................................   11

NOTES TO FINANCIAL STATEMENTS........................................   12

SCHEDULES OF CHANGES IN UNIT VALUE...................................   15

INDEPENDENT AUDITORS' REPORT.........................................   19

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                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in twenty-seven mutual funds from fifteen mutual fund houses.

The Annual Report has three major financial sections.

Statement of Assets, Liabilities and Contract Owners' Equity

This statement, beginning on page 8, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1995. The funds are presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 10.

Statements of Operations and Changes in Contract Owners' Equity

These statements, found on page 11, show the activity in the Account from January 1 to December 31, 1995, 1994 and 1993.

The Investment activity section shows the changes in unrealized gain or loss of the mutual funds in the Account, realized gain or loss as shares of the funds are bought and sold, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the purchase payments received by the Account as new contracts are sold, existing contract owners deposit additional funds, money is withdrawn, contracts are canceled and annuity benefits are paid.

Expenses are the charges associated with the contract. Note 2 on page 13 outlines these charges.

Net change in contract owners' equity equals Investment activity plus Equity transactions minus Expenses.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

Schedules of Changes in Unit Value

As a contract owner, you invest in the mutual funds offered in your annuity contract. However, you do not buy shares of the mutual fund. Instead, the Account buys shares of the fund and you in turn purchase units of the Account. The number of units you own will not change unless you contribute to or withdraw money from your account. The value of your contract can change based on the value of the units you own. For example, if you purchase 100 units at $10 per unit, the value of your contract is $1,000. If the value of the units increases to $12 per unit, your contract value increases to $1,200. Therefore, to determine the value of your account, multiply the number of units of each fund you own by the fund's unit value.

The Schedules of Changes in Unit Value, beginning on page 15, show you the unit value at the beginning of the period and at the end of the period. The percentage increase (decrease) in unit value shows how it changed in value. This is computed by subtracting the beginning unit value from the ending unit value and dividing the difference by the beginning unit value. This can be used as a measure of the performance of the funds over the three annual periods reported.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 12, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES

                 AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED++
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

                                                 YEAR       YEAR        3 YEARS          5 YEARS          10 YEARS
FUNDS+                                           1994       1995    1/1/93-12/31/95  1/1/91-12/31/95  1/1/86-12/31/95
---------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
Fidelity OTC Portfolio                          -3.62%      36.92%       12.38%           19.02%           14.68%
Mass. Investors Growth Stock Fund               -7.61%      27.13%       10.02%           15.49%           12.12%
Putnam Voyager Fund                             -0.51%      38.83%       17.45%           21.26%           17.15%
Twentieth Century Growth Investors              -2.42%      19.21%        6.14%           13.67%           13.15%
Twentieth Century Ultra Investors               -4.53%      36.38%       16.25%           23.82%           18.63%

GROWTH FUNDS
Dreyfus Third Century Fund                      -8.33%      34.53%        8.74%           12.18%           10.52%
Fidelity Contrafund                             -2.05%      35.00%       16.73%           22.89%           18.27%
Fidelity Magellan(R) Fund                       -2.74%      35.53%       17.63%           19.24%           15.65%
MFS(R) Growth Opportunities Fund*               -5.06%      33.22%       13.33%           13.49%           10.21%
Nationwide(R) Growth Fund*                       0.51%      27.49%       12.22%           14.93%           11.71%
Putnam Investors Fund                           -4.10%      36.25%       15.12%           15.73%           12.80%
Seligman Growth Fund                            -4.75%      27.26%        8.53%           14.14%           11.89%

GROWTH AND INCOME FUNDS
Evergreen Total Return Fund*                    -7.30%      22.70%        8.36%           11.06%            8.35%
Fidelity Equity-Income Fund                     -0.70%      30.57%       15.93%           17.80%           12.03%
Fidelity Puritan Fund                            0.84%      20.32%       13.47%           15.59%           11.99%
Investment Company of America**                 -0.79%      29.40%       12.38%           13.65%           13.11%
Nationwide(R) Fund                              -0.37%      28.76%       10.71%           12.28%           12.33%
Neuberger & Berman Guardian Fund                -0.34%      30.87%       13.91%           18.25%           13.77%

INCOME FUNDS
Bond Fund of America**                          -5.92%      17.13%        7.60%           10.50%            8.79%
Fidelity Capital & Income Fund*                 -5.51%      15.63%       10.57%           17.13%           10.15%
MAS Funds Fixed Income Portfolio                -6.33%      17.91%        7.63%           10.02%            9.15%
MFS(R) High Income Fund                         -3.55%      16.04%        9.80%           17.75%            8.21%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)       -1.69%      10.34%       14.62%           10.57%           13.83%
Templeton Foreign Fund                          -0.58%      10.11%       14.06%           10.86%           14.22%

GOVERNMENT BOND FUND
Federated U.S. Government Securities Fund       -2.84%      12.49%        5.05%            6.60%            7.02%

MONEY MARKET FUND
Nationwide(R) Money Market Fund                  2.76%       4.51%        2.95%            3.14%            4.69%

U.S. TREASURY MONEY MARKET FUND
AIM STIT Treasury Portfolio                      3.16%       4.94%        3.42%            3.65%            5.12%

S & P 500 ***                                    0.36%      37.58%       14.24%           15.48%           13.79%

  *  These funds are not open to new participation.

 ** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

*** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

  + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

 ++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

Note: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                                            Sources: National Financial Services
                                              Computer Directions Advisors, Inc.

                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

                                                 YEAR       YEAR        3 YEARS          5 YEARS          10 YEARS
FUNDS+                                           1994       1995    1/1/93-12/31/95  1/1/91-12/31/95  1/1/86-12/31/95
---------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH FUNDS
Fidelity OTC Portfolio                           -7.47%    32.92%            11.31%       18.62%          14.56%
Mass. Investors Growth Stock Fund               -11.30%    23.13%             8.91%       15.04%          11.98%
Putnam Voyager Fund                              -4.49%    34.83%            16.47%       20.89%          17.05%
Twentieth Century Growth Investors               -6.32%    15.21%             4.94%       13.19%          13.02%
Twentieth Century Ultra Investors                -8.35%    32.38%            15.26%       23.48%          18.55%

GROWTH FUNDS
Dreyfus Third Century Fund                      -11.99%    30.53%             7.60%       11.67%          10.35%
Fidelity Contrafund                              -5.97%    31.00%            15.74%       22.53%          18.18%
Fidelity Magellan(R) Fund                        -6.63%    31.53%            16.66%       18.84%          15.54%
MFS(R) Growth Opportunities Fund*                -8.86%    29.22%            12.29%       13.01%          10.04%
Nationwide(R) Growth Fund*                       -3.49%    23.49%            11.15%       14.47%          11.57%
Putnam Investors Fund                            -7.94%    32.25%            14.10%       15.28%          12.67%
Seligman Growth Fund                             -8.56%    23.26%             7.38%       13.67%          11.74%

GROWTH AND INCOME FUNDS
Evergreen Total Return Fund*                    -11.01%    18.70%             7.21%       10.52%           8.15%
Fidelity Equity-Income Fund                      -4.67%    26.57%            14.93%       17.38%          11.88%
Fidelity Puritan Fund                            -3.16%    16.32%            12.42%       15.14%          11.84%
Investment Company of America**                  -4.76%    25.40%            11.32%       13.16%          12.98%
Nationwide(R) Fund                               -4.35%    24.76%             9.61%       11.78%          12.19%
Neuberger & Berman Guardian Fund                 -4.32%    26.87%            12.87%       17.83%          13.64%

INCOME FUNDS
Bond Fund of America**                           -9.68%    13.13%             6.44%        9.96%           8.60%
Fidelity Capital & Income Fund*                  -9.29%    11.63%             9.47%       16.70%           9.99%
MAS Funds Fixed Income Portfolio                -10.08%    13.91%             6.47%        9.47%           8.97%
MFS(R) High Income Fund                          -7.41%    12.04%             8.68%       17.33%           8.01%

INTERNATIONAL FUNDS
T. Rowe Price International Stock Fund(R)        -5.63%     6.34%            13.60%       10.03%          13.71%
Templeton Foreign Fund                           -4.56%     6.11%            13.02%       10.32%          14.09%

GOVERNMENT BOND FUND
Federated U.S. Government Securities Fund        -6.73%     8.49%             3.83%        5.97%           6.80%

MONEY MARKET FUND
Nationwide(R) Money Market Fund                  -1.24%     0.51%             1.68%        2.42%           4.42%

U.S. TREASURY MONEY MARKET FUND
AIM STIT Treasury Portfolio                      -0.84%     0.94%             2.16%        2.95%           4.86%

 *   These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

 + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

Note: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and the maximum contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local representative. Please read the prospectus(es) carefully before investing or sending money.

                             NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1995

ASSETS:
Investments at market value:
The Bond Fund of America(SM), Inc. (BdFdAm)
  966,726 shares (cost $13,210,009) .........................................................   $ 13,418,163
The Dreyfus Third Century Fund, Inc. (Dry3dCen)
  2,554,050 shares (cost $20,068,031) .......................................................     21,045,369
The Evergreen Total Return Fund - Class Y (EvTotRet)
  230,460 shares (cost $4,576,110) ..........................................................      4,590,762
Federated U.S. Government Securities Fund: 2-5 Years -Institutional Shares (FedUSGvt)
  262,206 shares (cost $2,729,803) ..........................................................      2,802,984
Fidelity Capital & Income Fund (FidCapIn)
  331,847 shares (cost $2,576,964) ..........................................................      3,039,718
Fidelity Contrafund (FidContr)
  2,992,441 shares (cost $99,264,483) .......................................................    113,772,601
Fidelity Equity-Income Fund (FidEqInc)
  4,843,463 shares (cost $142,151,275) ......................................................    183,712,549
Fidelity Magellan(R) Fund (FidMgln)
  964,729 shares (cost $72,728,212)..........................................................     82,947,379
Fidelity OTC Portfolio (FidOTC)
  163,266 shares (cost $5,074,525) ..........................................................      4,951,862
Fidelity Puritan Fund (FidPurtn)
  772,356 shares (cost $12,178,275) .........................................................     13,137,773
The Investment Company of America(R) (InvCoAm)
  1,468,962 shares (cost $28,004,047) .......................................................     31,744,268
MAS Funds - Fixed Income Portfolio (MASFIP)
  45,283 shares (cost $534,869) .............................................................        533,884
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
  987,782 shares (cost $10,841,194) .........................................................     11,794,119
MFS(R) High Income Fund - Class A (MFSHiInc)
  1,814,362 shares (cost $9,333,551) ........................................................      9,398,396
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
  737,796 shares (cost $8,261,283) ..........................................................      7,842,774
Nationwide(R) Fund (NWFund)
  1,907,625 shares (cost $30,186,873) .......................................................     33,593,274
Nationwide(R) Growth Fund (NWGroFd)
  521,177 shares (cost $5,600,082) ..........................................................      6,426,114
Nationwide(R) Money Market Fund (NWMyMkt)
  43,083,744 shares (cost $43,083,744) ......................................................     43,083,744
Neuberger & Berman Guardian Fund (NBGuard)
  431,214 shares (cost $9,920,957) ..........................................................      9,930,869
Putnam Investors Fund - Class A (PutInvFd)
  2,968,148 shares (cost $24,804,430) .......................................................     25,555,752

Putnam Voyager Fund - Class A (PutVoyFd)
  4,909,187 shares (cost $58,941,231) .............................................     74,865,100
Seligman Growth Fund, Inc. - Class A (SelGroFd)
  1,055,610 shares (cost $5,643,080) ..............................................      5,510,283
Short-Term Investments Trust -Treasury Portfolio - Institutional Class (AIMTreas)
  1,707,142 shares (cost $1,707,142) ..............................................      1,707,142
T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
  873,375 shares (cost $10,159,948) ...............................................     10,681,375
Templeton Foreign Fund - Class I (TemForFd)
  1,848,460 shares (cost $17,201,870) .............................................     16,968,860
Twentieth Century Investors, Inc. - Growth Investors (TCGroInv)
  7,717,862 shares (cost $164,229,994) ............................................    149,649,339
Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)
  3,842,555 shares (cost $86,573,461) .............................................    100,329,109
                                                                                      ------------
     Total investments ............................................................    983,033,562
Accounts receivable ...............................................................      1,759,794
                                                                                      ------------
     Total assets .................................................................    984,793,356
Accounts payable ..................................................................        201,236
                                                                                      ------------
Contract owners' equity ...........................................................   $984,592,120
                                                                                      ============

                                                             Units      Unit Value
                                                           ----------    --------
Contract owners' equity represented by:
The Bond Fund of America(SM), Inc......................     6,578,720   $2.039710    $13,418,681
The Dreyfus Third Century Fund, Inc....................     9,402,637    2.238323     21,046,139
The Evergreen Total Return Fund - Class Y..............     2,635,928    1.741651      4,590,867
Federated U.S. Government Securities Fund: 2-5 Years-
  Institutional Shares.................................     2,344,091    1.195751      2,802,949
Fidelity Capital & Income Fund.........................       818,785    3.712491      3,039,732
Fidelity Contrafund....................................    86,483,728    1.315600    113,777,993
Fidelity Equity-Income Fund............................    41,090,717    4.471070    183,719,472
Fidelity Magellan(R) Fund..............................    63,751,788    1.301185     82,952,870
Fidelity OTC Portfolio.................................     3,611,136    1.371346      4,952,117
Fidelity Puritan Fund..................................    11,375,851    1.154955     13,138,596
The Investment Company of America(R)...................    21,189,283    1.498194     31,745,657
MAS Funds - Fixed Income Portfolio.....................       461,663    1.156444        533,887
MFS(R) Growth Opportunities Fund - Class A.............     2,209,754    6.114190     13,510,856
MFS(R) High Income Fund - Class A......................     1,898,625    4.949752      9,397,723
Massachusetts Investors Growth Stock Fund - Class A....       877,034    8.942612      7,842,975
Nationwide(R) Fund.....................................     2,755,666   12.191058     33,594,484
Nationwide(R) Growth Fund..............................     2,409,384    2.667201      6,426,311
Nationwide(R) Money Market Fund........................    15,458,252    2.774433     42,887,884
Neuberger & Berman Guardian Fund.......................     7,940,457    1.250781      9,931,773
Putnam Investors Fund - Class A........................     2,260,621   11.305164     25,556,691
Putnam Voyager Fund - Class A..........................    27,203,903    2.752130     74,868,678
Seligman Growth Fund, Inc. - Class A...................       616,776    8.934609      5,510,652
Short-Term Investments Trust -Treasury Portfolio -
  Institutional Class..................................     1,524,715    1.119630      1,707,117
T. Rowe Price International Funds, Inc. -
  International Stock Fund(R)..........................    10,412,582    1.025854     10,681,789
Templeton Foreign Fund - Class I.......................    16,316,118    1.040054     16,969,644
Twentieth Century Investors, Inc. - Growth Investors...    37,362,979    4.005400    149,653,676
Twentieth Century Investors, Inc. - Ultra Investors....    79,405,506    1.263551    100,332,907
                                                           ==========    ========   ============
                                                                                    $984,592,120
                                                                                    ============

See accompanying notes to financial statements.

                               NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                                                 1995            1994             1993
                                                            -------------    ------------     -----------
Investment activity:
  Reinvested capital gains and dividends ................   $  73,174,649      49,662,440      38,723,891
                                                            -------------    ------------     -----------

  Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares .....      94,814,984     109,813,731      74,574,481
    Cost of mutual fund shares sold .....................     (90,332,356)   (103,752,916)    (65,493,558)
                                                            -------------    ------------     -----------
    Realized gain (loss) on investments .................       4,482,628       6,060,815       9,080,923
    Change in unrealized gain (loss) on investments .....     121,289,385     (63,425,619)     (2,630,142)
                                                            -------------    ------------     -----------
      Net gain (loss) on investments ....................     125,772,013     (57,364,804)      6,450,781
                                                            -------------    ------------     -----------
         Net investment activity ........................     198,946,662      (7,702,364)     45,174,672
                                                            -------------    ------------     -----------
Equity transactions:
  Purchase payments received from contract owners .......     211,743,850     172,770,344     125,959,842
  Redemptions ...........................................     (59,225,086)    (50,702,236)    (36,871,944)
  Adjustments to maintain reserves ......................         130,249          (9,107)         39,775
                                                            -------------    ------------     -----------
        Net equity transactions .........................     152,649,013     122,059,001      89,127,673
                                                            -------------    ------------     -----------
Expenses: Contract charges (note 2)......................      (7,716,253)     (5,555,163)     (4,339,264)
                                                            -------------    ------------     -----------
Net change in contract owners' equity ...................     343,879,422     108,801,474     129,963,081
Contract owners' equity beginning of period .............     640,712,698     531,911,224     401,948,143
                                                            -------------    ------------     -----------
Contract owners' equity end of period ...................   $ 984,592,120     640,712,698     531,911,224
                                                            =============    ============     ===========

See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                        December 31, 1995, 1994 and 1993

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

    The NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties (NACo) Program.

    The Company offers group flexible fund retirement contracts through the Account. The primary distribution for the contracts is through an affiliated sales organization.

    (b) The Contracts

    The Group Flexible Retirement Contracts are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

      The Bond Fund of America(SM), Inc. (BdFdAm) (only available for certain contracts issued beginning July 1, 1994)

      The Dreyfus Third Century Fund, Inc. (Dry3dCen)

      The Evergreen Total Return Fund - Class Y (EvTotRet) (not available for contracts issued on or after October 1, 1993)

      Federated U.S. Government Securities Fund: 2-5 Years - Institutional
        Shares (FedUSGvt) (formerly Federated Intermediate Government Trust)

      Fidelity Capital & Income Fund (FidCapIn) (not available for contracts issued on or after January 1, 1987)

      Fidelity Contrafund (FidContr)

      Fidelity Equity-Income Fund (FidEqInc)

      Fidelity Magellan(R) Fund (FidMgln)

      Fidelity OTC Portfolio (FidOTC)

      Fidelity Puritan Fund (FidPurtn)

      The Investment Company of America(R) (InvCoAm) (only available for certain contracts issued beginning July 1, 1994)

      MAS Funds-Fixed Income Portfolio (MASFIP)

      MFS(R) Growth Opportunities Fund -- Class A (MFSGrOpp) (not available for contracts issued on or after October 1, 1993)

      MFS(R) High Income Fund -- Class A (MFSHiInc)

      Massachusetts Investors Growth Stock Fund -- Class A (MFSGrStk)

      Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

      Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

      Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

      Neuberger & Berman Guardian Fund (NBGuard)

      Putnam Investors Fund - Class A (PutInvFd)

      Putnam Voyager Fund - Class A (PutVoyFd)

      Seligman Growth Fund, Inc. -- Class A (SelGroFd)

      Short-Term Investments Trust - Treasury Portfolio - Institutional Class
        (AIMTreas)

      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)

      Templeton Foreign Fund - Class I (TemForFd)

      Twentieth Century Investors, Inc. - Growth Investors (TCGroInv)

      Twentieth Century Investors, Inc. - Ultra Investors (TCUltra)

     All of the above funds were being utilized as of December 31, 1995.

     The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

     The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1995. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

     Operations of the NACoVA form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) Expenses

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participants account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following administrative charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.10%, 0.40% and 0.45%, respectively.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3) Schedule I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

        - Beginning unit value - Jan. 1

        - Reinvested capital gains and dividends
          (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

        - Unrealized gain (loss)
          (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

        - Contract charges
          (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

        - Ending unit value - Dec. 31

        - Percentage increase (decrease) in unit value.

                                                                      SCHEDULE I

                             NACo VARIABLE ACCOUNT
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                    BdFdAm    Dry3dCen   EvTotRet   FedUSGvt   FidCapIn   FidContr   FidEqInc    FidMgln    FidOTC
                                  ---------   --------   --------   --------   --------   --------   --------    -------   --------
1995
  Beginning unit value - Jan. 1   $1.741422   1.663803   1.419467   1.062969   3.210584    .974545   3.424310    .960039   1.001544
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .148075    .156545    .092352    .070177    .338236    .102679    .262606    .075533    .078671
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .168396    .436477    .244789    .073378    .197671    .249364    .821416    .276728    .302706
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.018183)  (.018502)  (.014957)  (.010773)  (.034000)  (.010988)  (.037262)  (.011115)  (.011575)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $2.039710   2.238323   1.741651   1.195751   3.712491   1.315600   4.471070   1.301185   1.371346
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                17%         35%       23%        12%        16%        35%        31%        36%        37%
===================================================================================================================================

1994
  Beginning unit value - Jan. 1   $1.850918   1.814915   1.531292   1.094086   3.397953    .994981   3.448520    .987051   1.000000
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .138760    .233019    .106153    .053776    .285090    .007092    .333965    .038465    .008959
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (.231366)  (.367765)  (.204194)  (.074693)  (.440620)  (.018188)  (.325363)  (.056248)  (.004289)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.016890)  (.016366)  (.013784)  (.010200)  (.031839)  (.009340)  (.032812)  (.009229)  (.003126)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.741422   1.663803   1.419467   1.062969   3.210584    .974545   3.424310    .960039   1.001544
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                (6)%        (8)%       (7)%        (3)%       (6)%       (2)%       (1)%      (3)%       0%(b)
===================================================================================================================================

1993
  Beginning unit value - Jan. 1   $1.637181   1.740666   1.368966   1.031362   2.746533   1.000000   2.869860   1.000000      **
-----------------------------------------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .178726    .132238    .165734    .047079    .275431    .064787    .126727    .056812
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .052059   (.041442)   .010622    .025861    .406133   (.067472)   .482324   (.067438)
-----------------------------------------------------------------------------------------------------------------------------------
  Contract charges                 (.017048)  (.016547)  (.014030)  (.010216)  (.030144)  (.002334)  (.030391)  (.002323)
-----------------------------------------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.850918   1.814915   1.531292   1.094086   3.397953    .994981   3.448520    .987051
-----------------------------------------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                13%         4%         12%        6%         24%     (1)%(b)      20%       (1)%(b)
===================================================================================================================================

 *  An annualized rate of return cannot be determined as:
    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. ** This investment option was not available.

                             NACo VARIABLE ACCOUNT

                       SCHEDULES OF CHANGES IN UNIT VALUE

                         YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                   FidPurtn    InvCoAm     MASFIP    MFSGrOpp   MFSHiInc    MFSGrStk
                                  ---------    --------   --------   --------   --------   ---------
1995
  Beginning unit value - Jan. 1   $ .959935    1.157835    .980782   4.589533   4.265493    7.034148
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .060993     .093079    .073523    .768242    .403605    1.177905
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)            .144010     .259870    .112302    .807886    .325361     .807395
----------------------------------------------------------------------------------------------------
  Contract charges                 (.009983)   (.012590)  (.010163)  (.051471)  (.044707)   (.076836)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $1.154955    1.498194   1.156444   6.114190   4.949752    8.942612
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                20%         29%        18%        33%        16%         27%
====================================================================================================

1994
  Beginning unit value - Jan. 1   $1.000000    1.167040   1.000000   4.834037   4.422523    7.613442
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends             .059967     .067770    .029902    .376509    .374437     .717173
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)           (.096987)   (.065957)  (.046046)  (.576664)  (.490350)  (1.229319)
----------------------------------------------------------------------------------------------------
  Contract charges                 (.003045)   (.011018)  (.003074)  (.044349)  (.041117)   (.067148)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31     $ .959935    1.157835    .980782   4.589533   4.265493    7.034148
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)              (4)%(b)       (1)%     (2)%(b)     (5)%       (4)%        (8)%
====================================================================================================

1993
  Beginning unit value - Jan. 1       * *     $1.055548      * *     4.200054   3.739642    6.714892
----------------------------------------------------------------------------------------------------
  Reinvested capital
    gains and dividends                         .072592               .528137    .354624    1.133243
----------------------------------------------------------------------------------------------------
  Unrealized gain (loss)                        .049402               .148725    .367761    (.168690)
----------------------------------------------------------------------------------------------------
  Contract charges                             (.010502)             (.042879)  (.039504)   (.066003)
----------------------------------------------------------------------------------------------------
  Ending unit value - Dec. 31                 $1.167040              4.834037   4.422523    7.613442
----------------------------------------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                            11%                   15%        18%         13%
====================================================================================================

                                      NWFund     NWGroFd    NWMyMkt
                                    ---------   --------   --------
1995
  Beginning unit value - Jan. 1      9.468045   2.092009   2.654661
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .820350    .282003    .145674
-------------------------------------------------------------------
  Unrealized gain (loss)             2.003431    .316217    .000000
-------------------------------------------------------------------
  Contract charges                   (.100768)  (.023028)  (.025902)
-------------------------------------------------------------------
  Ending unit value - Dec. 31       12.191058   2.667201   2.774433
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                  29%        27%        5%
===================================================================

1994
  Beginning unit value - Jan. 1      9.502760   2.081399   2.583387
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .927943    .079372    .096188
-------------------------------------------------------------------
  Unrealized gain (loss)             (.873192)  (.049054)   .000000
-------------------------------------------------------------------
  Contract charges                   (.089466)  (.019708)  (.024914)
-------------------------------------------------------------------
  Ending unit value - Dec. 31        9.468045   2.092009   2.654661
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                   0%         1%         3%
===================================================================

1993
  Beginning unit value - Jan. 1      8.985447   1.887524   2.542721
-------------------------------------------------------------------
  Reinvested capital
    gains and dividends               .679906    .073989    .065160
-------------------------------------------------------------------
  Unrealized gain (loss)             (.077647)   .138601    .000000
-------------------------------------------------------------------
  Contract charges                   (.084946)  (.018715)  (.024494)
-------------------------------------------------------------------
  Ending unit value - Dec. 31        9.502760   2.081399   2.583387
-------------------------------------------------------------------
  Percentage increase (decrease)
    in unit value* (a)                   6%         10%        2%
===================================================================

 *  An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
    (b) This investment option was not utilized for the entire year indicated. ** This investment option was not available.

                             NACo VARIABLE ACCOUNT

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993

                                         NBGuard       PutInvFd      PutVoyFd      SelGroFd      AIMTreas      TRIntStk
                                      ----------       --------      --------      --------      --------      --------
1995
     Beginning unit value - Jan. 1     $ .955773       8.297318      1.982311      7.020585      1.066889       .929695
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .054385       1.391197       .146629       .931537       .063099       .030917
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)              .251433       1.710170       .645332       1.057625      .000000       .074337
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                   (.010810)      (.093521)     (.022142)     (.075138)     (.010358)     (.009095)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31       $1.250781      11.305164      2.752130      8.934609      1.119630      1.025854
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease) in unit
       value* (a)                             31%            36%           39%           27%            5%           10%
=======================================================================================================================

1994
     Beginning unit value - Jan. 1     $1.000000       8.652501      1.992379      7.370495      1.034183      1.000000
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .019568        .771381       .083642       .708203       .042627       .057013
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)             (.060786)     (1.046752)     (.075428)     (.990524)      .000000      (.124310)
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                   (.003009)      (.079812)     (.018282)     (.067589)     (.009921)     (.003008)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31       $ .955773       8.297318      1.982311      7.020585      1.066889       .929695
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                (4)%(b)            (4)%          (1)%          (5)%           3%           (7)%(b)
=======================================================================================================================

1993
     Beginning unit value - Jan. 1          * *       $7.410567      1.698751      6.989639      1.012172           * *
-----------------------------------------------------------------------------------------------------------------------
     Reinvested capital
        gains and dividends                            1.260334       .072965      1.309602      .031750
-----------------------------------------------------------------------------------------------------------------------
     Unrealized gain (loss)                             .057997       .237532      (.863222)     .000000
-----------------------------------------------------------------------------------------------------------------------
     Contract charges                                  (.076397)     (.016869)     (.065524)     (.009739)
-----------------------------------------------------------------------------------------------------------------------
     Ending unit value - Dec. 31                      $8.652501      1.992379      7.370495      1.034183
-----------------------------------------------------------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                                   17%           17%           5%             2%
=======================================================================================================================
                                        TemForFd    TCGroInv    TCUltra
                                        --------    --------    -------
1995
     Beginning unit value - Jan. 1       .944596    3.359891    .926489
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .065652     .555289    .059786
-----------------------------------------------------------------------
     Unrealized gain (loss)              .039222     .127077    .287821
-----------------------------------------------------------------------
     Contract charges                   (.009416)   (.036857)  (.010545)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31        1.040054    4.005400   1.263551
-----------------------------------------------------------------------
     Percentage increase (decrease) in unit
        value* (a)                            10%         19%        36%
=======================================================================

1994
     Beginning unit value - Jan. 1      1.000000    3.443124    .970411
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends              .067522     .498592    .029006
-----------------------------------------------------------------------
     Unrealized gain (loss)             (.119861)   (.549338)  (.064074)
-----------------------------------------------------------------------
     Contract charges                   (.003065)   (.032487)  (.008854)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31         .944596    3.359891    .926489
-----------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                 (6)%(b)        (2)%       (5)%
=======================================================================

1993
     Beginning unit value - Jan. 1           * *    3.350122   1.000000
-----------------------------------------------------------------------
     Reinvested capital
        gains and dividends                          .384659    .000000
-----------------------------------------------------------------------
     Unrealized gain (loss)                         (.260224)  (.027302)
-----------------------------------------------------------------------
     Contract charges                               (.031433)  (.002287)
-----------------------------------------------------------------------
     Ending unit value - Dec. 31                    3.443124    .970411
-----------------------------------------------------------------------
     Percentage increase (decrease)
        in unit value* (a)                                 3%        (3)%(b)
=======================================================================

*    An annualized rate of return cannot be determined as:

     (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

     (b)  This investment option was not utilized for the entire year indicated.

**   This investment option was not available.

See note 3.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                          Independent Auditors' Report

The Board of Directors and Contract Owners of
  NACo Variable Account
  Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1995, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1995, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                      KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1996

NATIONWIDE LIFE INSURANCE COMPANY                               [Bulk Rate
HOME OFFICE ONE NATIONWIDE PLAZA-COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                  P A I D
                                                               Columbus, Ohio
                                                               Permit No. 521]

















             Nationwide(R) is a registered federal service mark of
                      Nationwide Mutual Insurance Company